AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON

July 17, 2023

Registration Nos. 2-92633

811-04087

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☐

Post-Effective Amendment No. 221 ☒

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 ☐

Amendment No. 222 ☒

MANNING & NAPIER FUND, INC.

(Exact name of registrant as specified in charter)

290 Woodcliff Drive

Fairport, NY 14450

(Address of Principal Executive Offices) (Zip Code)

(Registrant’s Telephone Number, Including Area Code)

(585) 325-6880

Paul J. Battaglia

c/o Manning & Napier Fund, Inc.

290 Woodcliff Drive

Fairport, NY 14450

(Name and Address of Agent for Service)

Copies to:

Timothy W. Levin, Esquire

Morgan, Lewis & Bockius, LLP

1701 Market St.

Philadelphia, PA 19103

It is proposed that this filing will become effective:

☐  immediately upon filing pursuant to paragraph (b)

☒  on August 1, 2023 pursuant to paragraph (b)

☐  60 days after filing pursuant to paragraph (a)(1)

☐  on (date) pursuant to paragraph (a)(1)

☐  75 days after filing pursuant to paragraph (a)(2)

☐  on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☒  This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Investment Company Shares

This Post-Effective Amendment No. 221 to the Registration Statement of the Manning & Napier Fund, Inc. (the “Registrant”) is being filed solely for the purpose of delaying the effectiveness of Post-Effective Amendment No. 220 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission (the “SEC”) on May 5, 2023 (Accession No. 0001387131-23-006104).

This Post-Effective Amendment No. 221 incorporates by reference the information contained in Parts A, B and C of Post-Effective Amendment No. 220.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant duly certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 221 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the Village of Fairport and State of New York on the 17th day of July, 2023.

Manning & Napier Fund, Inc.
(Registrant)

By	/s/ Paul J. Battaglia
Paul J. Battaglia
President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 221 to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature		Title	Date
/s/ Paul J. Battaglia		President, Principal Executive Officer, Director	July 17, 2023
Paul J. Battaglia
*		Director	July 17, 2023
Paul A. Brooke
/s/ Eunice K. Chapon		Director	July 17, 2023
Eunice K. Chapon
*		Director	July 17, 2023
John M. Glazer
*		Director	July 17, 2023
Russell O. Vernon
*		Director	July 17, 2023
Chester N. Watson
/s/ Troy Statczar		Principal Financial Officer, Chief Financial Officer, Treasurer	July 17, 2023
Troy Statczar

* By:	/s/ Paul J. Battaglia
Paul J. Battaglia

* Pursuant to powers of attorney dated February 13, 2020, April 17, 2020 and February 11, 2021.